Retirement benefits - Defined Benefit Plans - Sensitivity Analysis of Actuarial Assumptions (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in liabilities	$ 5	$ 5
Increase in liabilities	(5)	(5)
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in liabilities	0	(1)
Increase in liabilities	0	0
Mortality rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in liabilities	3	2
Healthcare costs trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in liabilities	(1)	(1)
Increase in liabilities	$ 1	$ 1